Schedule II - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 1,554,000	$ 2,989,000	$ 3,852,000
Additions	1,829,000	1,417,000	1,949,000
Deductions	(173,000)	(2,852,000)	(2,812,000)
Ending balance		1,554,000	2,989,000
Allowance for Loan and Lease Losses [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	3,777,000	0	123,000
Additions	0	3,777,000	0
Deductions	(3,777,000)	0	(123,000)
Ending balance	$ 0	$ 3,777,000	$ 0